Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000143970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	3.47%	3.97%	4.07%
C000143971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	6.39%	4.09%	3.89%
C000130168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000190443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024613
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000143970
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%	4.94%	4.54%
Without Sales Load [Member] | C000143971
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%	4.09%	3.89%
Without Sales Load [Member] | C000130168
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	5.23%	4.82%
Without Sales Load [Member] | C000190443
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	5.24%	4.77%
Without Sales Load [Member] | C000024613
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%	4.97%	4.56%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	5.81%	(0.52%)	1.51%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	10.09%	4.92%	5.06%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Average Annual Return, Percent	9.13%	4.35%	4.24%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	10.09%	4.92%	5.06%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Average Annual Return, Percent	9.13%	4.35%	4.24%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	10.09%	4.92%	5.06%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Average Annual Return, Percent	9.13%	4.35%	4.24%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	10.09%	4.92%	5.06%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Average Annual Return, Percent	9.13%	4.35%	4.24%
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	10.09%	4.92%	5.06%
FEDERATED INDEX: Lipper High Yield Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average Index
Average Annual Return, Percent	9.13%	4.35%	4.24%